Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Classes Of Inventories [Abstract]
Summary of Inventories

	2020 £m	2019 £m

Raw materials and consumables	2,362	2,750

Finished goods and work in progress	3,549	3,258

Goods purchased for resale	87	86

	5,998	6,094